Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to IREN’s principal executive officer (“PEO”) and non-PEO NEOs (the “Non-PEO NEOs”) and certain aspects of the financial performance of IREN. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our CD&A.
Pay Versus Performance

Fiscal Year(1)	Summary Compensation Table Total for Co-PEO W. Roberts(2)	Summary Compensation Table Total for Co-PEO D. Roberts(2)	Compensation Actually Paid to Co-PEO W. Roberts(3)	Compensation Actually Paid to Co-PEO D. Roberts(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($m)	Company Selected Measure: Share Price (as of fiscal year end)
							IREN Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2025	$72,647,744	$72,647,744	$116,262,163	$116,262,163	$2,321,407	$3,553,385	$435	$270	$87	$14.57
2024	$6,672,353	$6,672,353	$23,271,677	$23,271,677	$921,643	$1,940,501	$337	$297	($29)	$11.29
2023	$6,772,876	$6,772,876	$8,171,715	$8,171,715	$825,703	$893,793	$139	$225	($172)	$4.66

(1)	Mr. William Roberts and Mr. Daniel Roberts served as Co-PEOs for fiscal years 2023, 2024, and 2025. Our Non-PEO NEO for the three applicable years is Ms. Belinda Nucifora.
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our Co-PEOs, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEO reported for the applicable year.

(3)
Amounts reported in these columns represent compensation actually paid or “CAP”; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our Co-PEOs, and for the average of the Non-PEO NEO is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2025			Fiscal Year 2024			Fiscal Year 2023
	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$72,647,744	$72,647,744	$2,321,407	$6,672,353	$6,672,353	$921,643	$6,772,876	$6,772,876	$825,703
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$69,695,744	$69,695,744	$1,611,511	$3,800,010	$3,800,010	$310,861	$3,800,000	$3,800,000	$291,910
Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$105,322,741	$105,322,741	$2,343,216	$9,762,335	$9,762,335	$798,610	$5,132,839	$5,132,839	$360,000
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$10,204,412	$10,204,412	$575,356	$10,636,999	$10,636,999	$531,109	$66,000	$66,000	$0
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	$677,326	$677,326	($75,083)	$0	$0	$0	$0	$0	$0
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	($2,894,316)	($2,894,316)	$0	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$116,262,163	$116,262,163	$3,553,385	$23,271,677	$23,271,677	$1,940,501	$8,171,715	$8,171,715	$893,793

The fair value of equity awards was calculated in accordance with ASC Topic 718.
(4)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on June 30, 2022 and ending on June 30 of each of 2023, 2024, and 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group Total Shareholder Return” represents the weighted average total shareholder return according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. This “Peer Group” reflects the same Peer Group reported in the performance graph included in IREN’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025. Our Peer Group includes the following companies: Bitdeer Technologies, Bitfarms, Cipher Mining, CleanSpark, Hut 8, MARA Holdings, and Riot Platforms.

Company Selected Measure Name	Share Price
Named Executive Officers, Footnote
(1)	Mr. William Roberts and Mr. Daniel Roberts served as Co-PEOs for fiscal years 2023, 2024, and 2025. Our Non-PEO NEO for the three applicable years is Ms. Belinda Nucifora.

Peer Group Issuers, Footnote
(5)
“Peer Group Total Shareholder Return” represents the weighted average total shareholder return according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. This “Peer Group” reflects the same Peer Group reported in the performance graph included in IREN’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025. Our Peer Group includes the following companies: Bitdeer Technologies, Bitfarms, Cipher Mining, CleanSpark, Hut 8, MARA Holdings, and Riot Platforms.

Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent compensation actually paid or “CAP”; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our Co-PEOs, and for the average of the Non-PEO NEO is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2025			Fiscal Year 2024			Fiscal Year 2023
	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$72,647,744	$72,647,744	$2,321,407	$6,672,353	$6,672,353	$921,643	$6,772,876	$6,772,876	$825,703
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$69,695,744	$69,695,744	$1,611,511	$3,800,010	$3,800,010	$310,861	$3,800,000	$3,800,000	$291,910
Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$105,322,741	$105,322,741	$2,343,216	$9,762,335	$9,762,335	$798,610	$5,132,839	$5,132,839	$360,000
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$10,204,412	$10,204,412	$575,356	$10,636,999	$10,636,999	$531,109	$66,000	$66,000	$0
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	$677,326	$677,326	($75,083)	$0	$0	$0	$0	$0	$0
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	($2,894,316)	($2,894,316)	$0	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$116,262,163	$116,262,163	$3,553,385	$23,271,677	$23,271,677	$1,940,501	$8,171,715	$8,171,715	$893,793

The fair value of equity awards was calculated in accordance with ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,321,407	$ 921,643	$ 825,703
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,553,385	1,940,501	893,793
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent compensation actually paid or “CAP”; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our Co-PEOs, and for the average of the Non-PEO NEO is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2025			Fiscal Year 2024			Fiscal Year 2023
	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs	W. Roberts Co-PEO	D. Roberts Co-PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$72,647,744	$72,647,744	$2,321,407	$6,672,353	$6,672,353	$921,643	$6,772,876	$6,772,876	$825,703
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$69,695,744	$69,695,744	$1,611,511	$3,800,010	$3,800,010	$310,861	$3,800,000	$3,800,000	$291,910
Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$105,322,741	$105,322,741	$2,343,216	$9,762,335	$9,762,335	$798,610	$5,132,839	$5,132,839	$360,000
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$10,204,412	$10,204,412	$575,356	$10,636,999	$10,636,999	$531,109	$66,000	$66,000	$0
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	$677,326	$677,326	($75,083)	$0	$0	$0	$0	$0	$0
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	($2,894,316)	($2,894,316)	$0	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$116,262,163	$116,262,163	$3,553,385	$23,271,677	$23,271,677	$1,940,501	$8,171,715	$8,171,715	$893,793

The fair value of equity awards was calculated in accordance with ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the Co-PEOs and Non-PEO NEO.

Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income The graph below reflects the relationship between the Co-PEOs and Average Non-PEO NEO CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and share price (our company-selected measure)
The graph below reflects the relationship between the Co-PEOs and Average Non-PEO NEO CAP and IREN’s share price as of the end of the fiscal year.

Total Shareholder Return Vs Peer Group
Relationship between CAP and TSR
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the Co-PEOs and Non-PEO NEO.

Tabular List, Table
Performance measures used to link IREN performance and CAP
The following is a list of performance measures, which in our assessment represent the most important performance measures used by IREN to link compensation actually paid to the NEOs for fiscal year 2025. Please refer to the CD&A to see how they are used in IREN’s executive compensation program.

Share Price
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 435	337	139
Peer Group Total Shareholder Return Amount	270	297	225
Net Income (Loss)	$ 87,000,000	$ (29,000,000)	$ (172,000,000)
Company Selected Measure Amount | $ / shares	14.57	11.29	4.66
Measure:: 1
Pay vs Performance Disclosure
Name	Share Price
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Mr. William Roberts [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 72,647,744	$ 6,672,353	$ 6,772,876
PEO Actually Paid Compensation Amount	$ 116,262,163	$ 23,271,677	$ 8,171,715
PEO Name	Mr. William Roberts	Mr. William Roberts	Mr. William Roberts
Mr. Daniel Roberts [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 72,647,744	$ 6,672,353	$ 6,772,876
PEO Actually Paid Compensation Amount	$ 116,262,163	$ 23,271,677	$ 8,171,715
PEO Name	Mr. Daniel Roberts	Mr. Daniel Roberts	Mr. Daniel Roberts
PEO | Mr. William Roberts [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (69,695,744)	$ (3,800,010)	$ (3,800,000)
PEO | Mr. William Roberts [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,322,741	9,762,335	5,132,839
PEO | Mr. William Roberts [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,204,412	10,636,999	66,000
PEO | Mr. William Roberts [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. William Roberts [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,326	0	0
PEO | Mr. William Roberts [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,894,316)	0	0
PEO | Mr. William Roberts [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Daniel Roberts [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,695,744)	(3,800,010)	(3,800,000)
PEO | Mr. Daniel Roberts [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,322,741	9,762,335	5,132,839
PEO | Mr. Daniel Roberts [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,204,412	10,636,999	66,000
PEO | Mr. Daniel Roberts [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Daniel Roberts [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,326	0	0
PEO | Mr. Daniel Roberts [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,894,316)	0	0
PEO | Mr. Daniel Roberts [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,611,511)	(310,861)	(291,910)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,343,216	798,610	360,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,356	531,109	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,083)	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0